(registered trademark)
UBI-SANN-1096
19072
FIDELITY
U.S. BOND INDEX
PORTFOLIO



SEMIANNUAL REPORT
AUGUST 31, 1996
CONTENTS



PRESIDENT'S MESSAGE     3     Ned Johnson on investing strategies.

PERFORMANCE             4     How the fund has done over time.

FUND TALK               7     The manager's review of fund performance,
                              strategy and outlook.

INVESTMENT CHANGES      9     A summary of major shifts in the fund's investments

                              over the past six months.

INVESTMENTS             10    A complete list of the fund's investments
                              with their market values.

FINANCIAL STATEMENTS    16    Statements of assets and liabilities, operations, and
                              changes in net assets, as well as financial
                              highlights.

NOTES                   20    Notes to the financial statements.




To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of
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needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER
THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
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 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  (800) 843-3001
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996          PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTHS   YEAR     YEARS    FUND

Fidelity U.S. Bond Index               -0.18%   3.98%    45.15%   72.84%

Lehman Brothers Aggregate Bond Index   -0.02%   4.11%    43.72%   n/a

Intermediate U.S. Government Funds     -0.45%   3.02%    34.81%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on March 8, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of 127 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, but do not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Fidelity U.S. Bond Index                     3.98%    7.74%    8.80%

Lehman Brothers Aggregate Bond Index         4.11%    7.52%    n/a

Intermediate U.S. Government Funds Average   3.02%    6.14%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960920 135040 S00000000000001
             US Bond Index               LB Aggregate Bond
             00651                       LB001
  1990/03/31      100000.00                   100000.00
  1990/04/30       98902.15                    99083.85
  1990/05/31      101848.95                   102017.56
  1990/06/30      103292.33                   103654.45
  1990/07/31      104861.22                   105088.32
  1990/08/31      103552.16                   103684.91
  1990/09/30      104402.79                   104542.69
  1990/10/31      105789.54                   105869.96
  1990/11/30      107912.50                   108148.92
  1990/12/31      109639.21                   109834.03
  1991/01/31      110945.71                   111191.76
  1991/02/28      111681.88                   112140.90
  1991/03/31      112576.12                   112912.39
  1991/04/30      113908.49                   114135.62
  1991/05/31      114705.78                   114803.07
  1991/06/30      114615.95                   114744.70
  1991/07/31      116187.72                   116335.90
  1991/08/31      118683.01                   118853.42
  1991/09/30      121180.35                   121261.80
  1991/10/31      122572.41                   122611.92
  1991/11/30      123844.13                   123736.17
  1991/12/31      127589.08                   127410.92
  1992/01/31      126089.97                   125677.60
  1992/02/29      126777.95                   126494.77
  1992/03/31      126332.45                   125781.65
  1992/04/30      127155.26                   126690.18
  1992/05/31      129563.14                   129080.80
  1992/06/30      131479.59                   130857.27
  1992/07/31      134384.15                   133527.05
  1992/08/31      135838.15                   134879.71
  1992/09/30      137508.23                   136478.53
  1992/10/31      135863.12                   134669.07
  1992/11/30      135802.95                   134699.52
  1992/12/31      137757.58                   136841.44
  1993/01/31      140497.88                   139465.54
  1993/02/28      143334.37                   141906.91
  1993/03/31      143928.53                   142498.22
  1993/04/30      145002.76                   143490.51
  1993/05/31      145185.54                   143673.23
  1993/06/30      147708.62                   146277.03
  1993/07/31      148811.04                   147104.35
  1993/08/31      151228.58                   149682.77
  1993/09/30      151744.97                   150093.90
  1993/10/31      152254.90                   150654.76
  1993/11/30      151011.43                   149373.16
  1993/12/31      151827.73                   150182.72
  1994/01/31      153733.24                   152210.44
  1994/02/28      151041.86                   149566.03
  1994/03/31      147851.94                   145878.59
  1994/04/30      146592.88                   144713.73
  1994/05/31      146472.17                   144693.43
  1994/06/30      146357.40                   144373.67
  1994/07/31      148983.72                   147241.40
  1994/08/31      149184.14                   147424.12
  1994/09/30      147199.85                   145254.29
  1994/10/31      147124.76                   145124.86
  1994/11/30      146887.75                   144802.56
  1994/12/31      147861.23                   145802.46
  1995/01/31      150615.89                   148687.95
  1995/02/28      153906.27                   152223.12
  1995/03/31      154741.75                   153157.04
  1995/04/30      156921.63                   155296.42
  1995/05/31      162915.09                   161305.96
  1995/06/30      164175.49                   162488.58
  1995/07/31      163920.93                   162125.67
  1995/08/31      165680.40                   164082.33
  1995/09/30      167266.66                   165678.61
  1995/10/31      169659.14                   167833.21
  1995/11/30      172051.51                   170348.19
  1995/12/31      174475.09                   172738.81
  1996/01/31      175635.69                   173885.90
  1996/02/29      172573.36                   170863.36
  1996/03/31      171338.87                   169675.67
  1996/04/30      170217.63                   168721.45
  1996/05/31      169914.39                   168378.84
  1996/06/30      172042.14                   170640.04
  1996/07/31      172563.31                   171106.99
  1996/08/31      172267.20                   170820.22
IMATRL PRASUN   SHR__CHT 19960831 19960920 135045 R00000000000123






$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Portfolio on March 31, 1990, shortly after the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $172,267 - a 72.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $170,820 - a 70.82% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share
price, return, and yield of a fund that invests in
bonds will vary. That means if you sell your
shares during a market downturn, you might
lose money. But if you can ride out the market's
ups and downs, you may have a gain.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1996   PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             6.22(cents)   36.91(cents)   74.03(cents)

Annualized dividend rate        6.99%         7.01%          6.96%

30-day annualized yield         6.76%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.47 over the past month, $10.45 over the past six months and $10.63 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.50%.
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Christine
Thompson,
Portfolio
Manager of
Fidelity U.S. Bond
Index Portfolio
Q. CHRISTINE, HOW HAS THE FUND PERFORMED?
A. The taxable fixed-income market had a tough go of it over the past six months and the fund's performance reflects that. However, the fund's performance closely tracked the index, as it is designed to do. For the six- and 12-month periods ended August 31, 1996, the fund's total returns were -0.18% and 3.98%, respectively. For the same six- and 12-month periods, the intermediate U.S. government funds average returned -0.45% and 3.02%, respectively, according to Lipper Analytical Services. The fund's benchmark - the Lehman Brothers Aggregate Bond Index - returned -0.02% for the six-month period and 4.11% for the 12-month period.
Q. WHAT ACCOUNTED FOR THE BOND MARKET'S WEAK PERFORMANCE DURING THE PAST SIX MONTHS?
A. Signs that the economy was growing at a faster-than-expected pace caused investors to force bond yields higher and bond prices lower. Bond investors, of course, dislike higher interest rates because they eat away at the value of their holdings. The yield on a 10-year Treasury bond rose to 6.94% at the end of the period, compared to 5.96% on March 1, 1996.
Q. HOW DID INDIVIDUAL SECTORS OF THE TAXABLE BOND MARKET FARE OVER THE PAST SIX MONTHS?
A. Sector performance continued to be dictated mainly by duration, which measures how sensitive a security's price is to changes in interest rates. The shorter a security's duration, the less sensitive its price is to changes in interest rates. During the past year, the longer-duration securities - including Treasury, agency and corporate securities - lagged behind shorter-duration asset-backed and mortgage securities. For the six months ended August 31, 1996, here's how individual sectors within the index performed: Treasury securities, which made up 44.9% of the index, returned -0.38%; mortgage-backed securities, at 29.9% of the index, returned 0.80%; corporates, at 17.6% of the index, returned -0.52%; agency securities, which accounted for 6.6% of the index, returned -0.03%; and asset-backed securities at 1.1% of the index, returned 1.05%.
Q. TELL US WHICH SECURITIES YOU CHOSE IN THE TREASURY SECTOR OVER THE PAST SIX MONTHS.
A. I avoid making any interest-rate timing bets. Rather, I structure the fund to replicate the distribution of the index's duration across the various maturities available in the market. However, within those parameters, I choose individual issues that offer value and the potential to outperform. That said, I have generally favored older Treasury securities while avoiding the more-recently issued securities. Newly issued Treasuries have a higher amount of liquidity. They are more actively traded, and because of that tend to trade at richer levels. In other words, their prices tend to be higher and their yields lower than older Treasury securities with comparable maturities. Because the fund's Treasury positions are its core holdings, the additional liquidity that the newly issued securities offer isn't necessary.
Q. LET'S MOVE ON TO AGENCIES.
A. In this sector, I reduced the fund's exposure to agency securities with maturities of five years or shorter over the past six months. Market demand for these shorter-term agency securities was strong during the period, which afforded me the opportunity to sell the fund's shorter-term agency holdings at attractive levels. I replaced those with agency securities concentrated in the seven- to 10- year maturity range. In my view, valuation levels in that maturity range offered the potential to outperform. I continued to favor non-callable securities because I felt that a lot of the recent issuance of callable securities had been priced at levels that would benefit the issuers, but didn't offer value for investors.
Q. WHAT CHOICES DID YOU MAKE WITHIN THE MORTGAGE SECTOR?
A. The fund held 30-year premium mortgages - those backed by mortgages with high coupons - which performed relatively well as interest rates rose and mortgage prepayment expectations adjusted downward. Once they reached the point where I felt they offered limited additional upside, I sold some and replaced them with 15-year mortgages and balloon mortgages. These securities generally experience more stable prepayment patterns than do 30-year mortgages in various interest-rate environments.
Q. WHAT'S YOUR OUTLOOK?
A. This year has shown how unpredictable the bond market can be. In the late winter and early spring, the market was in the midst of a sell-off. By the end of August, it had all but recouped those losses. In my opinion, the unpredictable nature of this market makes a compelling case for funds that don't attempt to time the market. Historical experience has shown this class of investment provides fairly consistent and attractive performance over various market cycles.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns consistent with those of the Lehman Brothers Aggregate Bond Index
START DATE: March 8, 1990
SIZE: as of August 31, 1996, more than
$508 million
MANAGER: Christine Thompson, since 1990;
manager, Fidelity Intermediate Bond Fund, since October 1995; co-manager, Fidelity
Global Bond, since March 1996; and Fidelity
Target Timeline Funds, since February 1996;
joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON CORPORATE BONDS:
"Within the corporate bond sector, I
emphasized bank securities and Yankee
bonds. In the bank sector, I previously had overweighted longer duration bank paper, which served the fund well as strengthening credit fundamentals caused valuations to improve. But over the past six months, I felt that the longer-term securities had become more fairly priced and offered little additional upside potential. So I replaced the longer holdings with shorter-term bank securities.
"During the period, I increased the fund's exposure to Yankee bonds, which are dollar-denominated bonds issued in the United
States by foreign banks, corporations and governments. This is the sector of the corporate market that has experienced the most overall growth over the last few years. For comparison's sake, at the end of the period
Yankee bonds made up 3.7% of the Lehman
Brothers Aggregate Bond Index, compared to
2.4% at the end of 1992. Projections call for Yankee bonds increasingly to make up an even greater share of the corporate market in the years to come.
"At the end of the period, the fund's largest
Yankee bond exposures were to Canadian and Korean issuers. In both cases, I chose high-quality securities that offered yields as high as much lower-rated corporate securities issued by domestic entities."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF AUGUST 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  73.3           70.3

Aa                   1.0            2.4

A                    12.7           12.7

Baa                  11.1           11.8

Ba                   0.3            0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years    8.1    7.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years    4.7    4.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. EFFECTIVE JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY HAVE BEEN SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
ASSET ALLOCATION
AS OF AUGUST 31, 1996 * AS OF FEBRUARY 29, 1996 **
U.S. government
and government
agency obligations 46.1%
Mortgage-backed
securities 25.2%
Corporate bonds 22.9%
Asset-backed securities 3.3%
Foreign government
obligations 0.9%
Short-term investments 1.6%
FOREIGN INVESTMENTS 5.1%
U.S. government
and government
agency obligations 44.0%
Mortgage-backed
securities 24.4%
Corporate bonds 24.4%
Asset-backed securities 3.5%
Foreign government
obligations 0.9%
Short-term investments 2.8%
FOREIGN INVESTMENTS 5.4%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 3.3
Row: 1, Col: 4, Value: 22.5
Row: 1, Col: 5, Value: 25.2
Row: 1, Col: 6, Value: 45.1
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 3.5
Row: 1, Col: 4, Value: 24.4
Row: 1, Col: 5, Value: 24.4
Row: 1, Col: 6, Value: 43.0
*
**
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 25.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee
 8 7/8%, 11/15/01 A3 $ 2,820,000 $ 3,012,747
PAPER & FOREST PRODUCTS - 0.5%
Chesapeake Corp.:
 10 3/8%, 10/1/00 Baa  300,000  332,628
 9 7/8%, 5/1/03 Baa  1,210,000  1,350,179
Great Northern Nekoosa Corp.
 9 1/8%, 2/1/98 Baa  750,000  773,318
  2,456,125
TOTAL BASIC INDUSTRIES   5,468,872
ENERGY - 2.0%
ENERGY SERVICES - 0.8%
Petroliam Nasional BHD yankee
 6 7/8%, 7/1/03 (b) A1  4,190,000  4,074,356
OIL & GAS - 1.2%
Nationale Elf Aquitaine yankee
 7 3/4%, 5/1/99 Aa3  150,000  152,829
Occidental Petroleum Corp.:
 5.85%, 11/9/98 Baa  2,000,000  1,958,480
 5.90%, 11/9/98 Baa  1,425,000  1,396,842
 5.93%, 11/9/98 Baa  800,000  784,664
 6 3/4%, 9/16/99 Baa  810,000  802,718
 6.09%, 11/29/99 Baa  390,000  378,713
Union Oil Co. of California
 9 1/8%, 2/15/06 Baa  625,000  684,163
  6,158,409
TOTAL ENERGY   10,232,765
FINANCE - 17.4%
ASSET-BACKED SECURITIES - 3.3%
Case Equipment Loan Trust
 6.45%, 9/15/02  A3  1,000,000  978,710
Caterpillar Financial Asset Trust
 6.55%, 5/22/02  A3  500,000  496,953
Ford Credit Grantor Trust 5.90%,
 10/15/00 Aaa  3,319,204  3,298,459
Green Tree Financial Corp.:
 6.45%, 5/15/27 Aaa  1,460,000  1,449,955
 6.65%, 7/15/27 Aaa  2,120,000  2,121,314
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  223,811  222,871
Premier Auto Trust:
 6%, 5/6/00 Aaa  1,230,000  1,220,381
 6.80%, 12/2/98 Aa3  590,564  592,223

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Standard Credit Card
 Master Trust I:
  6 1/4%, 9/7/98 A2 $ 3,190,000 $ 3,184,517
  4.85%, 3/7/99 A2  1,000,000  994,370
  7.65%, 2/15/00 A2  430,000  435,241
 participation certificates
  5 1/2%, 9/7/98 A2  960,000  952,275
Union Federal Savings Bank
 Grantor Trust
 6.975%, 7/10/00 Baa  926,260  924,234
  16,871,503
BANKS - 9.4%
Bank of Boston Corp.
 9 1/2%, 8/15/97 Baa  2,016,000  2,073,416
Banponce Financial Corp.
 6.34%, 3/29/99 A3  610,000  600,990
Banponce Corp.:
 5 3/4%, 3/1/99 A3  930,000  902,872
 6.378%, 4/8/99 A3  1,000,000  982,700
Barnett Banks, Inc.:
 8 1/2%, 3/1/99 A3  1,170,000  1,213,664
 10 7/8%, 3/15/03 A3  1,020,000  1,188,086
Capital One Bank
 8 1/8%, 2/27/98 Baa  440,000  447,999
Citicorp:
 9%, 4/15/99 A2  656,000  687,337
 8.80%, 2/1/00 A1  920,000  929,853
Comerica, Inc.
 9 3/4%, 5/1/99 A3  1,000,000  1,057,750
Corporacion Andina De Fomento:
 euro 7 1/4%, 4/30/98  Baa  250,000  250,520
  yankee 7 1/4%, 4/30/98 (b) Baa  3,000,000  3,006,240
Export Import Bank of Korea
 6 3/8%, 2/15/06 A1  2,220,000  2,043,821
First Fidelity Bancorporation
 8 1/2%, 4/1/98 A2  1,000,000  1,027,050
First Hawaiian, Inc.
 6 1/4%, 8/15/00 Baa  1,000,000  964,980
First Interstate Bancorp:
 12 3/4%, 5/1/97 A2  190,000  197,857
  8 5/8%, 4/1/99 A2  1,042,000  1,084,222
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa  750,000  813,923
First Security Corp.
 7%, 7/15/05 Baa  1,000,000  957,030
First Tennessee National Corp.
 6 3/4%, 11/15/05 Baa  620,000  580,624
First USA Bank
 6 1/8%, 10/30/97 Baa  1,000,000  997,820
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Firstar Corp.
 7.15%, 9/1/00 A3 $ 1,300,000 $ 1,302,431
Fleet Financial Group, Inc.
 7 5/8%, 12/1/99 A3  1,250,000  1,273,275
Fleet/Norstar Financial Group, Inc.
 9.90%, 6/15/01 A3  1,390,000  1,535,867
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  760,000  849,832
Korea Development Bank yankee:
 9 1/4%, 6/15/98 A1  1,000,000  1,039,540
  7%, 7/15/99 A1  1,000,000  1,000,130
  6 1/4%, 5/1/00 A1  2,000,000  1,934,460
Merchants National Corp.
 9 7/8%, 10/1/99 A2  1,650,000  1,775,928
Merita Bank Ltd. yankee
 6 1/2%, 1/15/06 A3  2,100,000  1,927,884
Midland American Capital Corp.
 12 3/4%, 11/15/03 A1  330,000  368,617
Midlantic Corp.:
 9 7/8%, 12/1/99 A3  1,000,000  1,079,380
 9.20%, 8/1/01 A3  1,337,000  1,426,860
NCNB Corp.
 10.20%, 7/15/15 A3  2,000,000  2,413,840
Nationsbank Corp.
 5 1/8%, 9/15/98 A2  190,000  184,608
Provident Bank
 7 1/8%, 3/15/03 Baa  1,675,000  1,611,752
Provident Bank (Cincinnati, Ohio)
 6 1/8%, 12/15/00 A3  1,800,000  1,722,258
Shawmut National Corp.:
 8 5/8%, 12/15/99 A3  880,000  917,506
 7.20%, 4/15/03 A3  1,000,000  976,100
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa  1,139,000  1,208,263
Union Planters Corp.
 6 3/4%, 11/1/05 Baa  1,500,000  1,403,175
  47,960,460
CREDIT & OTHER FINANCE - 3.3%
Boatmens Auto Trust
 6.35%, 10/15/01 A2  430,000  425,566
Finova Capital Corp.
 6.14%, 11/2/98 Baa  2,200,000  2,172,170
Fleet Mortgage Group, Inc.
 6 1/2%, 6/15/00 A2  800,000  780,536
Ford Capital BV
 9%, 8/15/98 A1  2,000,000  2,082,820

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Ford Motor Credit
 7.05%, 6/6/01 A1 $ 1,000,000 $ 992,580
General Motors Acceptance Corp.:
 6.40%, 6/8/98 A3  2,000,000  1,992,620
  6%, 12/30/98 A3  2,000,000  1,965,440
Greyhound Financial Corp.:
 8 1/2%, 5/1/98 Baa  1,000,000  1,025,980
 6.95%, 1/28/98 Baa  750,000  754,118
MCN Investment Corp.:
 5.84%, 2/1/99 Baa  1,460,000  1,427,953
 6.03%, 2/1/01 Baa  1,940,000  1,854,912
MNC Financial, Inc.
 9 3/8%, 5/1/1997 A3  197,000  200,881
Tenneco Credit Corp.
 10 1/8%, 12/1/97 Baa  550,000  572,968
Union Acceptance Corp.
 7.075%, 7/10/02 Baa  371,821  370,308
  16,618,852
INSURANCE - 1.0%
Metropolitan Life Insurance Co.
 6.30%, 11/1/03 (b) A1  2,560,000  2,387,277
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (b) A1  2,690,000  2,504,417
  4,891,694
SAVINGS & LOANS - 0.4%
Great Western Financial Corp.
 6 3/8%, 7/1/00 Baa  1,000,000  975,740
Home Savings of America
 6%, 11/1/00 A3  1,000,000  954,500
  1,930,240
TOTAL FINANCE   88,272,749
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tenneco, Inc.
 10%, 8/1/98 Baa  1,200,000  1,269,396
MEDIA & LEISURE - 0.1%
PUBLISHING - 0.1%
News America Holdings, Inc.
 8 5/8%, 2/1/03 Baa  355,000  373,389
NONDURABLES - 0.2%
FOODS - 0.2%
Quaker Oats Co.:
 6.91%, 5/15/03 A3  540,000  526,181
 7.51%, 5/2/05 A3  540,000  538,369
  1,064,550
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Dayton Hudson Corp.
 10%, 12/1/00 Baa $ 500,000 $ 545,975
TECHNOLOGY - 0.9%
COMPUTERS & OFFICE EQUIPMENT - 0.9%
Comdisco, Inc.:
 7 1/4%, 4/15/98 Baa  1,565,000  1,579,711
  9.30%, 6/27/00 Baa  1,250,000  1,342,313
 9 1/4%, 7/6/00 Baa  375,000  401,543
  5 3/4%, 2/15/01 Baa  1,500,000  1,422,540
TOTAL TECHNOLOGY   4,746,107
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp.:
 7 3/4%, 12/1/97 Baa  1,000,000  1,010,900
 9 1/2%, 7/15/98 Baa  430,000  448,911
  1,459,811
UTILITIES - 3.5%
CELLULAR - 0.3%
360 Degrees Communications Co.
 7 1/8%, 3/1/03 Ba2  1,530,000  1,459,773
ELECTRIC UTILITY - 1.0%
British Columbia Hydro & Power
 Authority yankee
 12 1/2%, 1/15/14 Aa2  930,000  1,074,643
Gulf States Utilities Co. 1st mtg.
 6.67%, 11/1/96 Baa  2,430,000  2,431,725
United Illuminating Co.:
 7 3/8%, 1/15/98 Baa  1,500,000  1,505,775
  9.76%, 1/2/06 Baa  311,000  323,819
  5,335,962
GAS - 2.2%
Columbia Gas System, Inc.:
 6.39%, 11/28/00 Baa  1,000,000  971,990
 6.61%, 11/28/02 Baa  1,000,000  962,980
Enron Corp.:
 10%, 6/01/98 Baa  1,000,000  1,052,990
 8 1/2%, 2/01/00 Baa  470,000  474,366
InterNorth, Inc.
 9 5/8%, 3/15/06 Baa  1,500,000  1,695,060
Sonat, Inc. 9 1/2%, 8/15/99 Baa  1,034,000  1,096,888

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa $ 2,930,000 $ 3,245,473
Transco Energy Co.
 9 1/8%, 5/1/98 Baa  1,490,000  1,539,200
  11,038,947
TOTAL UTILITIES   17,834,682
TOTAL NONCONVERTIBLE BONDS
 (Cost $134,038,665)   131,268,296
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 46.1%
U.S. TREASURY OBLIGATIONS - 38.5%
  6 1/8%, 3/31/98 Aaa  21,090,000  21,053,725
  9 1/4%, 8/15/98 Aaa  4,445,000  4,679,074
  8 7/8%, 11/15/98 Aaa  4,171,000  4,380,843
  9 1/8%, 5/15/99 Aaa  1,486,000  1,580,970
  7 3/4%, 12/31/99 Aaa  21,913,000  22,659,357
  6 7/8%, 3/31/00 Aaa  10,643,000  10,724,525
  7 7/8%, 8/15/01 Aaa  14,000,000  14,662,760
  10 3/4%, 5/15/03 Aaa  6,280,000  7,572,298
  11 5/8%, 11/15/04 Aaa  3,475,000  4,484,383
  7%, 7/15/06 Aaa  420,000  421,642
  11 3/4%, 2/15/10 Aaa  4,762,000  6,177,933
  12 3/4%, 11/15/10 Aaa  9,774,000  13,497,308
 9 7/8%, 11/15/15 Aaa  12,500,000  15,880,875
 9%, 11/15/18 Aaa  20,450,000  24,297,054
 8 7/8%, 2/15/19 Aaa  14,710,000  17,284,250
  8 1/8%, 8/15/19 Aaa  12,180,000  13,310,426
  12%, 8/15/23 Aaa  9,315,000  12,895,407
TOTAL U.S. TREASURY OBLIGATIONS   195,562,830
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Farm Credit System Financial
 Assistance Corp.
 9 3/8%, 7/21/03 Aaa  2,730,000  3,063,988
Federal Agricultural Mortgage
 Corporation:
  7.44%, 5/25/00 Aaa  500,000  510,625
  6.92%, 8/10/02 Aaa  1,040,000  1,035,611
Federal Farm Credit Bank:
 6.32%, 9/9/02 Aaa  730,000  705,776
 6.40%, 10/3/02 Aaa  360,000  348,919
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank:
  6.37%, 6/30/03 Aaa $ 510,000 $ 489,840
  7.31%, 6/16/04 Aaa  2,040,000  2,060,074
  7.38%, 8/05/04 Aaa  370,000  374,854
Federal Home Loan Mortgage
 Corporation:
  7.90%, 9/19/01 Aaa  1,000,000  1,040,620
  8%, 1/26/05 Aaa  580,000  608,455
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
  Agency):
  Class 1-C 9 1/4%, 11/15/01 Aaa  730,000  773,384
   Class 2-E 9.40%, 5/15/02 Aaa  1,310,000  1,393,002
  Class T-2  9 5/8%, 5/15/02 Aaa  1,212,000  1,287,895
Government Trust Certificates,
 Series 1992-A (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
 7.02%, 9/1/04 Aaa  569,500  573,187
Guaranteed Export Trust
 Certificates Series 1994-C
 (assets of Trust guaranteed by
 U.S. Government through
 Export-Import Bank):
  6.61%, 9/15/99 Aaa  219,930  220,597
  5.20%, 10/15/04 Aaa  1,036,933  972,449
   5.23%, 5/15/05 Aaa  700,000  653,187
Overseas Private Investment Corp.
 (U.S. Government guaranteed
 participation certificate)
 Series 1994-195,
 6.08%, 8/15/04 Aaa  1,590,000  1,495,538
Private Export Funding Corp.:
 8.40%, 7/31/01 Aaa  1,000,000  1,055,830
  6.90%, 1/31/03 Aaa  150,000  148,716
 5.65%, 3/15/03 Aaa  1,001,000  971,040
 8 3/4%, 6/30/03 Aaa  1,730,000  1,882,344
  5.48%, 9/15/03 Aaa  2,437,500  2,334,954
  5.80%, 2/1/04 Aaa  220,000  208,791
  6.86%, 4/30/04 Aaa  452,000  450,667
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  7 3/4%, 4/1/98 Aaa  1,517,317  1,542,823
   8%, 11/15/01 Aaa  1,330,000  1,391,247

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
   6 1/4%, 8/15/02 Aaa $ 3,092,000 $ 2,981,359
   6 5/8%, 2/15/04 Aaa  900,000  867,762
   7 5/8%, 8/15/04 Aaa  800,000  818,764
   5.89%, 8/15/05 Aaa  1,970,000  1,801,392
  8 1/2%, 4/1/06 Aaa  2,705,000  2,886,154
Student Loan Marketing Association
 8.14%, 10/15/03 Aaa  420,000  443,755
U.S. Housing & Urban
 Development 8.27%, 8/1/03 Aaa  1,000,000  1,064,870
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   38,458,469
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $239,090,555)   234,021,299
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 25.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
  6 1/2%,10/1/07 Aaa  887,993  858,573
  7%, 6/1/99 to 7/1/26 Aaa  2,702,094  2,700,392
 7 1/2%, 4/1/26 to 8/1/26 Aaa  4,950,003  4,839,270
 8%, 7/1/16 to 8/1/26 Aaa  5,018,460  5,020,230
  8 1/2%, 9/1/19 Aaa  38,740  39,877
  9%, 11/1/01 to 10/1/16 Aaa  1,007,765  1,042,424
  9 1/2%, 10/1/08 to 2/1/10 Aaa  1,301,188  1,389,173
 10%, 6/1/20 Aaa  331,169  359,623
  10 1/2%, 1/1/01 to 2/1/19 Aaa  883,494  958,271
  11%, 1/1/06 to 9/1/20 Aaa  4,054,604  4,486,463
  11 1/2%, 8/1/13 to 10/1/15 Aaa  204,255  227,796
  11 3/4%, 9/1/13  Aaa  116,029  129,674
  12%, 2/1/13 to 7/1/15 Aaa  86,107  97,626
  12 3/4%, 8/1/12 to 3/1/14 Aaa  178,028  204,407
  13 1/2%, 1/1/23  Aaa  500,891  589,584
  22,943,383
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.2%
 5 1/2%, 9/1/00 to 4/1/11 Aaa 17,434,971   16,116,822
 6%, 1/1/01 to 4/1/11 Aaa  6,508,356  6,195,390
 6 1/2%, 11/1/08 to 3/1/26 Aaa  14,577,370  13,594,925
 7%, 6/1/23 to 6/1/26 Aaa  20,278,160  19,314,338
 7 1/2%, 11/1/07 to 6/1/26 Aaa  6,616,497  6,514,618
 8 1/2%, 6/1/17 to 7/1/24 Aaa  3,768,257  3,854,893
 10 3/4%, 8/1/10 to 5/1/14 Aaa  310,803  339,067
 11 1/4%, 5/1/14 Aaa  74,881  83,172
 11 1/2%, 8/1/14 Aaa  229,457  257,811
 12 1/4%, 6/1/13 Aaa  44,575  50,802
 12 1/2%, 1/1/15 Aaa  67,612  77,447
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
 13%, 12/1/14 to 1/1/15 Aaa $ 106,433 $ 124,759
 13 1/4%, 2/1/13 Aaa  8,928  9,841
 13 1/2%, 8/1/14 to 11/1/14 Aaa  71,445  84,647
 14%, 3/1/12 to 10/1/14 Aaa  395,972  470,916
  67,089,448
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.5%
 6%, 12/15/08 to 3/15/11 Aaa  3,389,694  3,208,353
 6 1/2%, 6/15/23 to 6/15/24 Aaa  8,076,708  7,481,738
 7%, 12/15/22 to 9/15/23 Aaa  2,934,144  2,800,389
 7 1/2%, 2/15/17 to 4/15/24 Aaa  3,814,982  3,748,659
 8%, 11/15/16 to 9/15/25 Aaa  7,011,941  7,046,015
 9%, 7/15/18 to 6/15/26 Aaa  6,694,083  6,993,005
 9 1/2%, 1/15/19 to 11/15/24 Aaa  562,495  605,377
 10%, 6/15/13 to 9/15/25 Aaa  5,330,004  5,835,892
 11 1/2%, 7/15/10 to 8/15/13 Aaa  3,684  4,168
  37,723,596
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $129,649,490)   127,756,427
COMMERCIAL MORTGAGE SECURITIES - 0.4%
Oregon Commercial Mortgage
 pass-through certificates
 commercial Series 1995
 Class 1-A, 7.15%, 6/25/26 (b) Aaa  876,380  870,333
Resolution Trust Corp. commercial
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27 Aaa  1,310,000  1,279,346
TOTAL COMMERCIAL MORTGAGE
 SECURITIES (Cost $2,182,014)   2,149,679
FOREIGN GOVERNMENT OBLIGATIONS (C) - 0.6%
Manitoba Province yankee
 7.93%, 2/15/00 A1  850,000  873,289
Ontario Province yankee
 7 3/4%, 6/4/02 Aa3  2,000,000  2,062,040
TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS (Cost $2,943,380)   2,935,329
SUPRANATIONAL OBLIGATIONS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
African Development Bank
 7 3/4%, 12/15/01
 (Cost $1,304,163) Aa1 $ 1,250,000 $1,284,338
REPURCHASE AGREEMENTS - 1.6%
 MATURITY
 AMOUNT

Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 8,308,844  8,304,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $517,512,267)  $ 507,719,368
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,842,623 or 2.5% of net assets.
3. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $517,680,701. Net unrealized depreciation aggregated $9,961,333, of which $2,423,513 related to appreciated investment securities and $12,384,846 related to depreciated investment securities. At February 29, 1996, the fund had a capital loss carryforward of approximately $9,255,000 of which $5,486,000 and $3,769,000 will expire on February 28, 2003 and February 29, 2004, respectively.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.8% AAA, AA, A 82.6%
Baa 11.1% BBB  14.1%
Ba 0.3% BB  0.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 AUGUST 31, 1996 (UNAUDITED)

ASSETS                                                                                             4.             5.

6.Investment in securities, at value (including repurchase agreements of $8,304,000)                 7.             $ 507,719,368
(cost $517,512,267) - See accompanying schedule

8.Cash                                                                                               9.              1,946,773


10.Receivable for investments sold                                                                   11.             4,324,742

12.Interest receivable                                                                               13.             6,772,111

14. 15.TOTAL ASSETS                                                                                  16.             520,762,994

LIABILITIES                                                                                          17.            18.

19.Payable for investments purchased                                                                 $ 12,145,127   20.

21.Distributions payable                                                                              177,411       22.

23.Accrued management fee                                                                             8,887         24.

25.Other payables and accrued expenses                                                                240,576       26.

27. 28.TOTAL LIABILITIES                                                                             29.             12,572,001

30.NET ASSETS                                                                                        31.            $ 508,190,993

32.Net Assets consist of:                                                                            33.            34.

35.Paid in capital                                                                                   36.            $ 530,947,466

37.Distributions in excess of net investment income                                                  38.             (192,064)

39.Accumulated undistributed net realized gain (loss) on investments                                 40.             (12,771,510)

41.Net unrealized appreciation (depreciation) on investments                                         42.             (9,792,899)

43.NET ASSETS, for 49,234,695 shares outstanding                                                     44.            $ 508,190,993

45.NET ASSET VALUE, offering price and redemption price per share ($508,190,993 (divided by)
49,234,695                                                                                           46.             $10.32
shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                   48.          $ 18,078,243
47.Interest

EXPENSES                                                                            49.          50.

51.Management fee                                                                   $ 777,467    52.

53.Transfer agent fees                                                               503,371     54.

55.Accounting fees and expenses                                                      81,753      56.

57.Non-interested trustees' compensation                                             1,011       58.

59.Custodian fees and expenses                                                       19,635      60.

61.Registration fees                                                                 36,308      62.

63.Audit                                                                             18,648      64.


65.Legal                                                                             1,992       66.


67.Miscellaneous                                                                     2,853       68.

69. Total expenses before reductions                                                 1,443,038   70.

71. Expense reductions                                                               (703,655)    739,383

72.73.NET INVESTMENT INCOME                                                         74.           17,338,860

REALIZED AND UNREALIZED GAIN (LOSS)                                                 76.           (3,120,384)
75.Net realized gain (loss) on investment securities

77.Change in net unrealized appreciation (depreciation) on investment securities    78.           (14,854,199)

79.80.NET GAIN (LOSS)                                                               81.           (17,974,583)

82.83.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               84.          $ (635,723)


STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS        YEAR ENDED
                                                                                             ENDED             FEBRUARY 29,
                                                                                             AUGUST 31, 1996   1996
                                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

85.Operations                                                                                $ 17,338,860      $ 29,973,416
Net investment income

86. Net realized gain (loss)                                                                  (3,120,384)       62,718

87. Change in net unrealized appreciation (depreciation)                                      (14,854,199)      15,922,876

88. 89.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (635,723)         45,959,010

90.Distributions to shareholders from net investment income                                   (17,160,959)      (29,821,179)

91.Share transactions                                                                         88,767,070        210,548,939
Net proceeds from sales of shares

92. Reinvestment of distributions                                                             15,523,997        26,920,819

93. Cost of shares redeemed                                                                   (53,949,049)      (132,643,614)

94.95.                                                                                        50,342,018        104,826,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

96.  97.TOTAL INCREASE (DECREASE) IN NET ASSETS                                               32,545,336        120,963,975

NET ASSETS                                                                                   98.               99.

100. Beginning of period                                                                      475,645,657       354,681,682

101.                                                                                         $ 508,190,993     $ 475,645,657
End of period (including distributions in excess of net investment income of $192,064 and
$369,965, respectively)

OTHER INFORMATION                                                                            103.              104.
102.Shares

105. Sold                                                                                     8,493,382         19,606,989

106. Issued in reinvestment of distributions                                                  1,490,199         2,521,506

107. Redeemed                                                                                 (5,165,305)       (12,324,143)

108. Net increase (decrease)                                                                  4,818,276         9,804,352


FINANCIAL HIGHLIGHTS

109.   SIX MONTHS      YEAR ENDED     YEARS ENDED FEBRUARY             FOUR MONTHS    YEARS ENDED OCTOBER 31,
       ENDED AUGUST    FEBRUARY 29,   28,                              ENDED
       31, 1996                                                        FEBRUARY 28,

110.   (UNAUDITED)     1996           1995                    1994 D   1993           1992                      1991



111.SELECTED PER-SHARE DATA

112.Net asset value, beginning of      $ 10.710    $ 10.250    $ 10.830    $ 11.070    $ 10.910    $ 10.710   $ 10.040
period

113.Income from Investment              .374        .755        .718        .697        .260        .839       .863
Operations
Net investment income

114. Net realized and unrealized        (.395)      .460        (.542)      (.110)      .324        .277       .668
 gain (loss)

115. Total from investment              (.021)      1.215       .176        .587        .584        1.116      1.531
operations

116.Less Distributions

117. From net investment income         (.369)      (.755)      (.756)      (.727)      (.254)      (.836)     (.861)

118. From net realized gain             -           -           -           (.070)      (.170)      (.080)     -

119. In excess of net realized gain     -           -           -           (.030)      -           -          -

120. Total distributions                (.369)      (.755)      (.756)      (.827)      (.424)      (.916)     (.861)

121.Net asset value, end of period     $ 10.320    $ 10.710    $ 10.250    $ 10.830    $ 11.070    $ 10.910   $ 10.710

122.TOTAL RETURN B, C                   (.18)%      12.13%      1.90%       5.38%       5.50%       10.84%     15.86%

123.RATIOS AND SUPPLEMENTAL DATA

124.Net assets, end of period (000     $ 508,191   $ 475,646   $ 354,682   $ 288,504   $ 123,351   $ 86,149   $ 39,144
omitted)

125.Ratio of expenses to average        .32% A,     .32%        .32%        .32% E      .32% A,     .32%       .32%
net assets                              E          E           E                        E          E          E

126.Ratio of expenses to average        .30% A,     .31%        .32%        .32%        .32% A      .32%       .32%
net assets after expense reductions     F          F

127.Ratio of net investment income      7.08% A     7.11%       7.58%       6.93%       7.34% A     7.70%      8.33%
to average net assets

128.Portfolio turnover rate             63% A       128%        73%         160%        89% A       113%       50%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Bond Index Portfolio (the fund) is a fund of Fidelity Institutional Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive interest foregone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $200,044,382 and $151,611,493, respectively, of which U.S. government and government agency obligations aggregated $177,624,761 and $132,853,160, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets. ACCOUNTING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $659,352.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,918 and $38,385, respectively, under these arrangements.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Christine Thompson, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES


(registered trademark)
UBI-SANN-1096
19072
FIDELITY
U.S. EQUITY INDEX
PORTFOLIO


SEMIANNUAL REPORT
AUGUST 31, 1996
UBI-SANN-1096
19072
CONTENTS


PRESIDENT'S MESSAGE     3    Ned Johnson on investing strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               6    The manager's review of fund performance,
                             strategy and outlook.

INVESTMENT CHANGES      8    A summary of major shifts in the fund's
                             investments
                             over the past six months.

INVESTMENTS             9    A complete list of the fund's investments
                             with their market values.

FINANCIAL STATEMENTS    17   Statements of assets and liabilities, operations,
                             and
                             changes in net assets, as well as financial highlights.

NOTES                   21   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  (800) 962-1375
  "NOT FOR PROFIT" CLIENTS (800) 343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  (800) 843-3001
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. Each performance figure includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996           PAST 6   PAST 1   PAST 5   LIFE OF
                                        MONTHS   YEAR     YEARS    FUND

Fidelity U.S. Equity Index              2.85%    18.51%   86.85%   218.58%

S&P 500(registered trademark)           2.96%    18.73%   89.14%   226.26%

S&P 500 Index Objective Funds Average   2.77%    18.18%   84.85%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on February 17, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, you would have $1,050. For comparison, you can look at the performance of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of 47 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, but do not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996           PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Fidelity U.S. Equity Index              18.51%   13.32%   14.52%

S&P 500                                 18.73%   13.59%   14.84%

S&P 500 Index Objective Funds Average   18.18%   13.07%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960909 145547 S00000000000001
             US Equity Index             SP Standard & Poor 500
             00650                       SP001
  1988/02/17     100000.00                   100000.00
  1988/02/29     103400.00                   103287.20
  1988/03/31     100200.00                   100095.63
  1988/04/30     100900.00                   101206.69
  1988/05/31     101700.00                   102087.19
  1988/06/30     106307.66                   106772.99
  1988/07/31     106106.12                   106367.25
  1988/08/31     102478.56                   102750.77
  1988/09/30     106727.95                   107127.95
  1988/10/31     109774.42                   110106.11
  1988/11/30     108149.64                   108531.59
  1988/12/31     110097.82                   110430.89
  1989/01/31     118116.15                   118514.43
  1989/02/28     115237.77                   115563.42
  1989/03/31     117909.83                   118256.05
  1989/04/30     124121.06                   124393.54
  1989/05/31     129090.04                   129431.48
  1989/06/30     128241.53                   128693.72
  1989/07/31     139909.33                   140314.76
  1989/08/31     142513.74                   143064.93
  1989/09/30     141893.01                   142478.36
  1989/10/31     138644.36                   139172.87
  1989/11/30     141473.83                   142011.99
  1989/12/31     144725.54                   145420.28
  1990/01/31     134955.49                   135662.58
  1990/02/28     136673.30                   137412.63
  1990/03/31     140223.80                   141054.06
  1990/04/30     136761.48                   137527.71
  1990/05/31     150069.76                   150936.66
  1990/06/30     148986.99                   149910.29
  1990/07/31     148442.05                   149430.58
  1990/08/31     134818.51                   135922.05
  1990/09/30     128134.08                   129302.65
  1990/10/31     127584.62                   128746.65
  1990/11/30     135826.52                   137063.68
  1990/12/31     139466.56                   140887.76
  1991/01/31     145578.64                   147030.47
  1991/02/28     155913.61                   157543.14
  1991/03/31     159698.26                   161355.69
  1991/04/30     160033.99                   161742.94
  1991/05/31     166860.62                   168730.24
  1991/06/30     159228.10                   161002.39
  1991/07/31     166552.82                   168505.10
  1991/08/31     170496.90                   172498.67
  1991/09/30     167580.91                   169617.95
  1991/10/31     169850.12                   171890.83
  1991/11/30     162929.04                   164963.63
  1991/12/31     181531.43                   183835.47
  1992/01/31     178058.25                   180416.13
  1992/02/29     180373.71                   182761.54
  1992/03/31     176779.44                   179197.69
  1992/04/30     181906.86                   184466.10
  1992/05/31     182839.12                   185369.98
  1992/06/30     180038.56                   182607.97
  1992/07/31     187427.76                   190076.64
  1992/08/31     183557.23                   186180.06
  1992/09/30     185665.45                   188376.99
  1992/10/31     186137.58                   189036.31
  1992/11/30     192511.35                   195482.45
  1992/12/31     194881.43                   197886.88
  1993/01/31     196428.11                   199549.13
  1993/02/28     199045.56                   202263.00
  1993/03/31     203226.03                   206530.75
  1993/04/30     198196.34                   201532.70
  1993/05/31     203494.42                   206933.78
  1993/06/30     203983.98                   207533.89
  1993/07/31     203136.06                   206703.75
  1993/08/31     210888.42                   214537.82
  1993/09/30     209194.01                   212885.88
  1993/10/31     213458.30                   217292.62
  1993/11/30     211387.07                   215228.34
  1993/12/31     213970.37                   217832.60
  1994/01/31     221156.41                   225238.91
  1994/02/28     215085.45                   219134.94
  1994/03/31     205615.39                   209580.65
  1994/04/30     208239.11                   212263.29
  1994/05/31     211615.97                   215744.41
  1994/06/30     206450.46                   210458.67
  1994/07/31     213244.07                   217361.71
  1994/08/31     221799.00                   226273.54
  1994/09/30     216368.29                   220729.84
  1994/10/31     221176.47                   225696.26
  1994/11/30     213078.48                   217476.40
  1994/12/31     216308.29                   220701.58
  1995/01/31     221808.74                   226424.37
  1995/02/28     230507.12                   235248.13
  1995/03/31     237188.64                   242190.30
  1995/04/30     244138.93                   249322.80
  1995/05/31     253796.32                   259288.24
  1995/06/30     259633.20                   265311.50
  1995/07/31     268175.46                   274109.23
  1995/08/31     268822.61                   274797.25
  1995/09/30     280085.88                   286393.69
  1995/10/31     279045.64                   285371.27
  1995/11/30     291268.51                   297899.06
  1995/12/31     296728.36                   303636.60
  1996/01/31     306851.56                   313972.39
  1996/02/29     309743.91                   316882.91
  1996/03/31     312794.92                   319934.50
  1996/04/30     317149.92                   324650.33
  1996/05/31     325231.02                   333023.06
  1996/06/30     326565.57                   334291.88
  1996/07/31     312054.50                   319522.87
  1996/08/30     318577.83                   326261.60
IMATRL PRASUN   SHR__CHT 19960831 19960909 145551 R00000000000106

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Equity Index Portfolio on February 17, 1988, when the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $318,578 - a 218.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested and capital gains, if any, the same $100,000 investment in the S&P 500 would have grown to $326,262 - a 226.26% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Farrelly,
Portfolio Manager
of Fidelity U.S.
Equity Index
Portfolio
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the six- month period ended August 31, 1996, the fund had a total return of 2.85%. For the past 12 months, the fund returned 18.51%. That compares with the 2.96% return of the Standard & Poor's 500 Index for the past six months and 18.73% for the past year. Of course, the fund's total return is slightly lower than the index due to expenses. Additionally, the S&P 500 index objective funds average, as tracked by Lipper Analytical Services, was up 2.77% for six months and 18.18% for the year.
Q. IN GENERAL, WHAT'S HAPPENED IN THE STOCK MARKET OVER THE PAST SIX
MONTHS?
A. The stock market continued to support extremely high valuations. The current price-to-earnings ratio of the S&P 500 stands at 19, well ahead of the historical range of 10 to 12, and has an average dividend yield of about 2.25%, down from 2.40% a year ago. During the period, market sentiment was driven by investors' outlook on interest rates, where we are in the economic cycle and how these two factors relate to the future earnings growth of the companies that have led the market. In fact, it was these factors that contributed to the market's sharp sell-off in July.
Q. DID A TIGHT LABOR MARKET CONTRIBUTE TO INVESTORS' CONCERNS ABOUT THE FUTURE GROWTH OF CORPORATE EARNINGS?
A. Throughout the period, one factor the market traded on was whether evidence of falling unemployment would trigger rising wage costs, a key concern since wages make up the bulk of corporate costs. At the end of the period, the August employment report confirmed this trend as average hourly earnings rose six cents to $11.87 - the highest since 1990 - and the unemployment rate fell to 5.1%. The question now is whether companies will pass on their higher wage costs to consumers in the form of higher product prices - an inflationary signal that could prompt the Federal Reserve Board to raise short-term interest rates - or if they will absorb the costs, which could hurt earnings.
Q. WHAT'S THE STORY BEHIND THE STRONG PERFORMANCE OF OIL PRODUCTION AND OIL SERVICE STOCKS?
A. Over the past few years, most oil producers have gone to great lengths to cut costs, streamline operations and rid themselves of inefficient divisions. As for oil service, most of the larger firms - such as Schlumberger and Halliburton - have offered the industry the convenience of one-stop shopping by providing services such as drilling, drilling equipment and conducting seismic data work. In general, though, stable oil prices and the market's anticipation of strong demand for crude oil provided a favorable backdrop for these stocks.
Q. MERGERS AND ACQUISITIONS PLAYED A BIG PART IN THE TELECOMMUNICATIONS INDUSTRY . . .
A. M&A activity in the industry was due in large part to the regulatory freedom for the long-distance phone service, local phone service, broadcast and cable industries created by the passage of the telecommunications law in February. In just six months, we've seen a variety of regional combinations, but also involving a variety of businesses. Most recently, WorldCom's proposed merger with MFS would create a company offering local and long-distance phone service as well as an Internet access service; MFS had previously announced its intention to acquire Internet access company UUNET. Some other important merger announcements during the period included Westinghouse Electric and Infinity Broadcasting, SBC Communications and Pacific Telesis, U.S. West and Continental Cablevision, and Bell Atlantic and NYNEX.
Q. WERE BANKS THE LEADING GROUP WITHIN THE FINANCIAL SECTOR?
A. Aside from securities brokers, banks have led the financial sector so far this year. In the past five or six years, the banking industry was undercapitalized, had inadequate loan-loss reserves and was unable to offer competitive financial products. Today, many banks are either adequately capitalized or overcapitalized, have sufficient reserves and are offering better financial services. Many banks were particularly effective with cost-cutting and consolidation programs - including NationsBank and BankAmerica - and became more efficient through acquisition - such as Wells Fargo's acquisition of First Interstate earlier this year. What's become a concern in the banking industry is the astronomical levels of consumer debt. Many banks have seen a steady increase in write-offs of credit-card receivables.
Q. WAS THERE A PARTICULAR MARKET SECTOR THAT'S FALTERED SO FAR THIS YEAR?
A. Utilities have underperformed almost every other major market sector. The group was hurt by rising interest rates and the fear that new competitive pressures may hurt companies used to monopoly status.
Q. WHAT DO YOU SEE GOING FORWARD?
A. There's a lot of uncertainty in the market right now. It's not clear what's in store for monetary policy or where we are in the economic cycle. Additionally, the outcome of the presidential election will play some role in where stock prices are in the second half of 1996.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns consistent with those of the Lehman Brothers Aggregate Bond Index
START DATE: March 8, 1990
SIZE: as of August 31, 1996, more than
$508 million
MANAGER: Christine Thompson, since 1990;
manager, Fidelity Intermediate Bond Fund, since October 1995; co-manager, Fidelity
Global Bond, since March 1996; and Fidelity
Target Timeline Funds, since February 1996;
joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON CORPORATE BONDS:
"Within the corporate bond sector, I
emphasized bank securities and Yankee
bonds. In the bank sector, I previously had overweighted longer duration bank paper, which served the fund well as strengthening credit fundamentals caused valuations to improve. But over the past six months, I felt that the longer-term securities had become more fairly priced and offered little additional upside potential. So I replaced the longer holdings with shorter-term bank securities.
"During the period, I increased the fund's exposure to Yankee bonds, which are dollar-denominated bonds issued in the United
States by foreign banks, corporations and governments. This is the sector of the corporate market that has experienced the most overall growth over the last few years. For comparison's sake, at the end of the period
Yankee bonds made up 3.7% of the Lehman
Brothers Aggregate Bond Index, compared to
2.4% at the end of 1992. Projections call for Yankee bonds increasingly to make up an even greater share of the corporate market in the years to come.
"At the end of the period, the fund's largest
Yankee bond exposures were to Canadian and Korean issuers. In both cases, I chose high-quality securities that offered yields as high as much lower-rated corporate securities issued by domestic entities."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.            2.6            2.5

Coca-Cola Co. (The)             2.4            2.0

Exxon Corp.                     1.9            2.0

AT&T Corp.                      1.6            2.0

Merck & Co., Inc.               1.5            1.6

Royal Dutch Petroleum Co. ADR   1.5            1.5

Philip Morris Companies, Inc.   1.4            1.7

Microsoft Corp.                 1.4            1.2

Johnson & Johnson               1.2            1.2

Intel Corp.                     1.2            1.0

TOP TEN MARKET SECTORS AS OF AUGUST 31, 1996
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Finance                            13.2           13.1

Technology                         11.1           11.1

Nondurables                        10.8           11.1

Utilities                          10.3           11.8

Health                             9.7            10.4

Energy                             8.3            8.3

Basic Industries                   5.8            6.4

Industrial Machinery & Equipment   5.2            5.2

Retail & Wholesale                 4.7            4.3

Durables                           4.0            3.4

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.4%
Boeing Co.   306,106 $ 27,703
Lockheed Martin Corp.   177,566  14,938
McDonnell Douglas Corp.   199,910  10,020
Northrop Grumman Corp.   50,369  3,614
Rockwell International Corp.   193,848  10,080
  66,355
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   216,252  11,137
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   56,079  3,596
TOTAL AEROSPACE & DEFENSE   81,088
BASIC INDUSTRIES - 5.8%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   99,743  5,461
Avery Dennison Corp.   47,501  2,428
Dow Chemical Co.   233,580  18,628
du Pont (E.I.) de Nemours & Co.   495,390  40,684
Eastman Chemical Co.   71,571  3,999
Engelhard Corp.   128,549  2,619
FMC Corp. (a)  32,670  2,091
Goodrich (B.F.) Co.   47,090  1,766
Grace (W.R.) & Co.   86,880  5,702
Great Lakes Chemical Corp.   57,804  3,324
Hercules, Inc.   98,137  4,882
Monsanto Co.   518,610  16,660
Morton International, Inc.   131,070  4,866
Nalco Chemical Co.   60,057  1,929
PPG Industries, Inc.   172,007  8,493
Praxair, Inc.   134,481  5,531
Raychem Corp.   39,668  2,722
Rohm & Haas Co.   59,931  3,746
Union Carbide Corp.   122,329  5,291
  140,822
IRON & STEEL - 0.3%
Allegheny Teledyne, Inc.   156,269  3,164
Armco, Inc. (a)   94,705  414
Bethlehem Steel Corp. (a)   100,509  1,030
Inland Steel Industries, Inc.   43,587  752
Nucor Corp.   77,927  3,643
USX-U.S. Steel Group  73,871  2,031
Worthington Industries, Inc.   80,903  1,638
  12,672

 SHARES VALUE (NOTE 1)
  (000S)
METALS & MINING - 0.8%
Alcan Aluminium Ltd.   201,274 $ 6,355
Aluminum Co. of America  157,966  9,814
ASARCO, Inc.   37,843  979
Cyprus Amax Minerals Co.   82,811  1,760
Freeport-McMoRan Copper & Gold, Inc.
 Class B  180,086  5,290
Inco Ltd.   150,217  4,842
Phelps Dodge Corp.   61,910  3,746
Reynolds Metals Co.   56,639  3,030
  35,816
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   27,035  639
Bemis Co., Inc.   47,220  1,411
Corning, Inc.   204,376  7,613
Crown Cork & Seal Co., Inc.   111,390  5,207
Tupperware Corp.   54,657  2,391
  17,261
PAPER & FOREST PRODUCTS - 1.4%
Boise Cascade Corp.   42,877  1,447
Champion International Corp.   86,153  3,705
Georgia-Pacific Corp.   81,977  6,097
International Paper Co.   263,827  10,553
James River Corp. of Virginia  75,719  1,969
Kimberly-Clark Corp.   249,020  19,517
Louisiana-Pacific Corp.   96,312  2,095
Mead Corp.   47,918  2,743
Potlatch Corp.   26,027  979
Stone Container Corp.   88,380  1,226
Temple-Inland, Inc.   50,103  2,474
Union Camp Corp.   62,689  3,040
Westvaco Corp.   89,647  2,566
Weyerhaeuser Co.   179,979  8,032
Willamette Industries, Inc.   49,202  3,038
  69,481
TOTAL BASIC INDUSTRIES   276,052
CONGLOMERATES - 1.0%
AlliedSignal, Inc.   252,258  15,577
Crane Co.   26,970  1,079
Harris Corp.   34,754  2,137
ITT Industries, Inc.   106,189  2,429
Textron, Inc.   75,733  6,466
Tyco International Ltd.   136,086  5,750
United Technologies Corp.   108,903  12,279
Whitman Corp.   93,702  2,097
  47,814
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   32,758 $ 2,027
Masco Corp.   143,329  4,174
Owens-Corning  45,756  1,664
Sherwin-Williams Co.   75,722  3,313
  11,178
CONSTRUCTION - 0.0%
Centex Corp.   25,338  814
Kaufman & Broad Home Corp.   34,554  423
Pulte Corp.   24,128  600
  1,837
ENGINEERING - 0.2%
EG & G, Inc.   42,842  803
Fluor Corp.   74,498  4,768
Foster Wheeler Corp.   35,639  1,537
  7,108
TOTAL CONSTRUCTION & REAL ESTATE   20,123
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Chrysler Corp.   674,840  19,655
Cooper Tire & Rubber Co.   74,543  1,454
Cummins Engine Co., Inc.   35,710  1,344
Dana Corp.   90,518  2,716
Eaton Corp.   69,122  3,828
Echlin, Inc.   54,511  1,663
Ford Motor Co.   1,042,541  34,925
General Motors Corp.   668,461  33,256
Genuine Parts Co.   109,656  4,702
Goodyear Tire & Rubber Co.   135,891  6,200
Johnson Controls, Inc.   36,770  2,592
NACCO Industries, Inc. Class A  7,904  383
Navistar International Corp. (a)  65,873  642
PACCAR, Inc.   34,749  1,572
Pep Boys-Manny, Moe & Jack  55,248  1,851
Snap-on Tools Corp.   36,011  1,643
TRW, Inc.   58,576  5,418
  123,844
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   374,377  25,738
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   76,780  3,033
Maytag Co.   96,229  1,937
Newell Co.   141,330  4,399
Whirlpool Corp.   65,933  3,231
  12,600

 SHARES VALUE (NOTE 1)
  (000S)
TEXTILES & APPAREL - 0.6%
Fruit of the Loom, Inc. Class A (a)  64,360 $ 1,786
Liz Claiborne, Inc.   65,982  2,293
NIKE, Inc. Class B  127,824  13,805
Reebok International Ltd.   67,470  2,429
Russell Corp.   34,642  1,109
Springs Industries, Inc. Class A  17,959  810
Stride Rite Corp.   43,948  374
VF Corp.   56,931  3,345
  25,951
TOTAL DURABLES   188,133
ENERGY - 8.3%
ENERGY SERVICES - 2.3%
Baker Hughes, Inc.   127,223  3,848
Dresser Industries, Inc.  162,060  4,700
Halliburton Co.   102,022  5,369
Helmerich & Payne, Inc.   22,024  870
McDermott International, Inc.   48,527  1,007
Rowan Companies, Inc. (a)  75,553  1,162
Royal Dutch Petroleum Co. ADR  478,212  71,433
Schlumberger Ltd.   215,815  18,209
Western Atlas, Inc. (a)  45,115  2,741
  109,339
OIL & GAS - 6.0%
Amerada Hess Corp.   83,031  4,224
Amoco Corp.   442,999  30,567
Ashland, Inc.   56,818  2,109
Atlantic Richfield Co.   143,521  16,756
Burlington Resources, Inc.   112,892  4,812
Chevron Corp.   581,794  34,253
Coastal Corp. (The)  93,586  3,708
Exxon Corp.   1,107,523  90,125
Kerr-McGee Corp.   45,967  2,637
Louisiana Land & Exploration Co.   29,861  1,698
Mobil Corp.   351,778  39,663
Occidental Petroleum Corp.   284,078  6,605
Oryx Energy Co. (a)  93,209  1,631
Pennzoil Co.   41,403  2,210
Phillips Petroleum Co.   233,811  9,469
Santa Fe Energy Resources, Inc. (a)  80,632  947
Sun Co., Inc.   66,873  1,580
Texaco, Inc.   235,491  20,900
USX-Marathon Group  256,405  5,352
Unocal Corp.   221,747  7,595
  286,841
TOTAL ENERGY   396,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 13.2%
BANKS - 6.8%
Banc One Corp.   404,953 $ 15,540
Bank of Boston Corp.   140,004  7,385
Bank of New York Co., Inc.   339,566  9,465
BankAmerica Corp.   329,928  25,569
Bankers Trust New York Corp.   70,096  5,450
Barnett Banks, Inc.   84,535  5,548
Boatmen's Bancshares, Inc.   140,212  7,466
Chase Manhattan Corp.  389,073  28,937
Citicorp  433,733  36,108
Comerica, Inc.   106,200  5,177
CoreStates Financial Corp.   198,155  8,199
Fifth Third Bancorp  89,600  4,749
First Bank System, Inc.   130,300  8,372
First Union Corp.   256,193  16,364
Fleet Financial Group, Inc.   237,070  9,898
KeyCorp.   211,231  8,476
Mellon Bank Corp.   118,827  6,580
Morgan (J.P.) & Co., Inc.   167,179  14,649
National City Corp.   197,709  7,439
NationsBank Corp.   264,000  22,473
Norwest Corp.   314,977  11,851
PNC Financial Corp.   304,278  9,509
Republic New York Corp.   50,225  3,321
SunTrust Banks, Inc.   201,950  7,750
U.S. Bancorp  143,781  5,500
Wachovia Corp.  151,986  6,953
Wells Fargo & Co.   87,031  21,649
  320,377
CREDIT & OTHER FINANCE - 1.3%
American Express Co.   411,403  17,999
Beneficial Corp.  47,350  2,669
Dean Witter, Discover & Co.   151,961  7,598
First Chicago NBD Corp.   286,180  12,198
Green Tree Financial Corp.   122,400  4,253
Household International, Inc.   87,440  6,930
MBNA Corp.   198,620  6,033
Transamerica Corp.   60,917  4,150
  61,830
FEDERAL SPONSORED CREDIT - 0.9%
Federal Home Loan
 Mortgage Corporation  161,128  14,240
Federal National
 Mortgage Association  973,340  30,174
  44,414

 SHARES VALUE (NOTE 1)
  (000S)
INSURANCE - 3.6%
Aetna, Inc.   102,513 $ 6,779
Alexander & Alexander Services, Inc.   39,723  626
Allstate Corp.   399,160  17,813
American General Corp.   182,588  6,664
American International Group, Inc.   422,778  40,164
Aon Corp.   96,300  4,863
CIGNA Corp.   67,664  7,857
Chubb Corp. (The)  155,652  6,907
General Re Corp.   73,254  10,613
ITT Hartford Group, Inc.   106,089  5,596
Jefferson Pilot Corp.   63,419  3,258
Lincoln National Corp.   92,639  4,099
Loews Corp.   105,160  7,861
MGIC Investment Corp.   51,700  3,276
Marsh & McLennan Companies, Inc.   65,173  6,061
Providian Corp.   85,007  3,517
SAFECO Corp.   112,306  3,720
St. Paul Companies, Inc. (The)  75,452  3,905
Torchmark Corp.   64,006  2,720
Travelers, Inc. (The)  423,295  18,360
UNUM Corp.   64,976  4,126
USF&G Corp.   100,121  1,614
USLIFE Corp.   30,627  896
  171,295
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   104,737  2,645
Golden West Financial Corp.   52,214  2,898
Great Western Financial Corp.   121,831  3,015
  8,558
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   156,810  9,605
Morgan Stanley Group, Inc.   138,600  6,618
Salomon, Inc.   94,793  4,266
  20,489
TOTAL FINANCE   626,963
HEALTH - 9.7%
DRUGS & PHARMACEUTICALS - 6.0%
Allergan, Inc.   57,403  2,232
ALZA Corp. Class A (a)  73,506  2,012
American Home Products Corp.   557,730  33,046
Amgen, Inc. (a)   237,174  13,815
Bristol-Myers Squibb Co.   449,958  39,484
Lilly (Eli) & Co.   491,832  28,157
Merck & Co., Inc.   1,098,123  72,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Pharmacia & Upjohn, Inc.   449,335 $ 18,872
Pfizer, Inc.   567,316  40,279
Schering-Plough Corp.   324,966  18,157
Sigma Aldrich Corp.   44,532  2,349
Warner-Lambert Co.   241,430  14,365
  284,832
MEDICAL EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories  705,052  31,815
Bard (C.R.), Inc.   50,701  1,572
Bausch & Lomb, Inc.   50,922  1,687
Baxter International, Inc.   242,146  10,806
Becton, Dickinson & Co.   114,010  4,660
Biomet, Inc. (a)   103,032  1,610
Boston Scientific Corp. (a)   154,949  7,108
Johnson & Johnson  1,188,592  58,538
Mallinckrodt Group, Inc.   66,222  2,682
Medtronic, Inc.   207,124  10,770
Millipore Corp.   39,657  1,517
Pall Corp.   102,299  2,404
St. Jude Medical, Inc. (a)  71,272  2,557
U.S. Surgical Corp.   54,919  2,005
  139,731
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. (a)   87,739  899
Columbia/HCA Healthcare Corp.   396,948  22,378
Community Psychiatric Centers (a)  38,593  309
Humana, Inc. (a)  144,300  2,706
Manor Care, Inc.   55,839  1,919
Tenet Healthcare Corp. (a)  186,568  3,918
United HealthCare Corp.   155,894  6,021
  38,150
TOTAL HEALTH   462,713
HOLDING COMPANIES - 0.3%
CINergy Corp.   140,127  4,204
Norfolk Southern Corp.   115,681  9,645
  13,849
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 3.4%
Emerson Electric Co.   199,745  16,729
General Electric Co.   1,489,669  123,829
General Instrument Corp. (a)  109,600  3,000
General Signal Corp.   42,396  1,701
Grainger (W.W.), Inc.   45,305  3,058
Honeywell, Inc.   113,170  6,578
Scientific-Atlanta, Inc.   68,078  919
Westinghouse Electric Corp.   370,455  6,066
  161,880

 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Briggs & Stratton Corp.   25,705 $ 1,118
Case Corp.   63,800  2,903
Caterpillar, Inc.   176,242  12,139
Cincinnati Milacron, Inc.   35,533  702
Cooper Industries, Inc.   96,122  3,893
Deere & Co.   234,037  9,303
Dover Corp.   101,204  4,440
Giddings & Lewis, Inc.   30,612  398
Harnischfeger Industries, Inc.   41,702  1,574
Illinois Tool Works, Inc.   104,799  7,244
Ingersoll-Rand Co.   97,212  4,156
Parker-Hannifin Corp.   66,078  2,577
Stanley Works  78,986  2,172
Tenneco, Inc.   155,087  7,716
Timken Co.   28,020  1,065
TRINOVA Corp.   25,954  814
Varity Corp. (a)  35,759  1,797
  64,011
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   189,622  4,835
Laidlaw, Inc. Class B  262,266  2,530
Safety Kleen Corp.   51,555  889
WMX Technologies, Inc.   434,052  13,727
  21,981
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   247,872
MEDIA & LEISURE - 3.9%
BROADCASTING - 0.7%
Comcast Corp. Class A special  213,919  3,449
TCI Group Class A  582,325  8,662
Time Warner, Inc.   346,289  11,557
Viacom, Inc. Class B (non-vtg.) (a)  328,579  10,350
  34,018
ENTERTAINMENT - 0.8%
Disney (Walt) Co.   604,097  34,434
King World Productions, Inc. (a)  32,888  1,159
  35,593
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   85,478  1,806
Fleetwood Enterprises, Inc.   41,168  1,142
Hasbro, Inc.   78,142  2,872
Mattel, Inc.   246,316  6,497
Outboard Marine Corp.   17,959  301
  12,618
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.5%
Bally Entertainment Corp.   42,187 $ 1,150
HFS, Inc.   108,000  6,467
Harrah's Entertainment, Inc. (a)  91,610  1,741
Hilton Hotels Corp.   43,158  4,613
ITT Corp. (a)  100,989  5,378
Marriott International, Inc.   111,565  6,122
  25,471
PUBLISHING - 0.9%
American Greetings Corp. Class A  66,621  1,715
Dow Jones & Co., Inc.   86,657  3,390
Dun & Bradstreet Corp.   151,101  8,707
Gannett Co., Inc.   125,111  8,382
Harcourt General, Inc.   64,930  3,109
Knight-Ridder, Inc.   86,666  2,925
McGraw-Hill, Inc.   89,330  3,663
Meredith Corp.   24,664  1,061
New York Times Co. (The) Class A  86,100  2,691
Times Mirror Co. Class A  96,820  4,200
Tribune Co.   56,692  4,075
  43,918
RESTAURANTS - 0.7%
Darden Restaurants, Inc.   141,334  1,131
Luby's Cafeterias, Inc.   20,715  489
McDonald's Corp.   621,112  28,805
Ryan's Family Steak Houses, Inc. (a)  47,642  399
Shoney's, Inc. (a)  37,039  338
Wendy's International, Inc.   113,207  2,292
  33,454
TOTAL MEDIA & LEISURE   185,072
NONDURABLES - 10.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   74,561  4,110
BEVERAGES - 3.9%
Anheuser-Busch Companies, Inc.   226,774  17,178
Brown-Forman Corp. Class B  61,622  2,234
Coca-Cola Co. (The)  2,237,600  111,880
Coors (Adolph) Co. Class B  33,881  678
PepsiCo, Inc.   1,405,432  40,406
Seagram Co. Ltd.   333,428  11,015
  183,391
FOODS - 2.4%
Archer-Daniels-Midland Co.   487,617  8,655
CPC International, Inc.   129,915  8,948
Campbell Soup Co.   222,138  14,467

 SHARES VALUE (NOTE 1)
  (000S)
FOODS - CONTINUED
ConAgra, Inc.   220,009 $ 9,268
General Mills, Inc.   141,834  7,801
Heinz (H.J.) Co.   329,608  10,383
Hershey Foods Corp.   68,973  6,009
Kellogg Co.   193,843  13,084
Quaker Oats Co.   119,720  3,936
Ralston Purina Group  94,574  5,911
Sara Lee Corp.   431,673  13,598
Sysco Corp.   163,498  5,252
Wrigley (Wm.) Jr. Company  103,654  5,610
  112,922
HOUSEHOLD PRODUCTS - 2.7%
Alberto Culver Co. Class B  24,678  1,021
Avon Products, Inc.   120,972  5,792
Clorox Co.   46,349  4,339
Colgate-Palmolive Co.   129,760  10,543
Gillette Co.   395,882  25,237
International Flavors & Fragrances, Inc.   99,067  4,260
Procter & Gamble Co.   612,151  54,405
Rubbermaid, Inc.   140,419  3,721
Unilever NV ADR  142,647  20,470
  129,788
TOBACCO - 1.7%
American Brands, Inc.   161,781  6,572
Philip Morris Companies, Inc.   744,601  66,828
UST, Inc.   172,467  5,174
  78,574
TOTAL NONDURABLES   508,785
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   315,228  8,513
Battle Mountain Gold Co.   200,000  1,700
Echo Bay Mines Ltd.   112,688  1,120
Homestake Mining Co.   130,564  2,154
Newmont Mining Corp.   88,514  4,680
Placer Dome, Inc.   213,146  5,141
Santa Fe Pacific Gold Corp.   117,146  1,523
  24,831
RETAIL & WHOLESALE - 4.7%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)   91,909  615
Gap, Inc.   256,524  8,978
Limited, Inc. (The)  243,679  4,508
Melville Corp.   93,681  3,958
TJX Companies, Inc.   64,683  2,070
  20,129
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.2%
Long Drug Stores, Inc.   17,726 $ 709
Rite Aid Corp.   74,792  2,384
Walgreen Co.   219,448  7,242
  10,335
GENERAL MERCHANDISE STORES - 2.6%
Dayton Hudson Corp.   192,165  6,630
Dillard Department Stores, Inc. Class A  100,894  3,430
Federated Department Stores, Inc. (a)  180,600  6,253
K mart Corp.   409,794  4,098
May Department Stores Co. (The)  222,146  10,108
Mercantile Stores Co., Inc.   32,808  1,731
Nordstrom, Inc.   72,490  2,827
Penney (J.C.) Co., Inc.   199,556  10,552
Price/Costco, Inc. (a)  174,253  3,463
Sears, Roebuck & Co.   347,788  15,303
Wal-Mart Stores, Inc.   2,046,601  54,235
Woolworth Corp. (a)  118,565  2,520
  121,150
GROCERY STORES - 0.6%
Albertson's, Inc.   225,613  9,560
American Stores Co.   130,615  5,372
Fleming Companies, Inc.   33,549  537
Giant Food, Inc. Class A  53,053  1,784
Great Atlantic & Pacific Tea Co., Inc.   34,030  910
Kroger Co. (The) (a)  110,333  4,675
Supervalu, Inc.   60,411  1,699
Winn-Dixie Stores, Inc.   136,252  4,684
  29,221
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc.   86,900  2,737
Home Depot, Inc. (The)  425,342  22,596
Lowe's Companies, Inc.   143,368  5,179
Tandy Corp.   56,744  2,504
Toys "R" Us, Inc.   243,628  7,187
  40,203
TOTAL RETAIL & WHOLESALE   221,038
SERVICES - 0.7%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   69,708  3,154
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   70,550  2,002
PRINTING - 0.3%
Alco Standard Corp.   113,922  4,970
Deluxe Corp.   73,615  2,816

 SHARES VALUE (NOTE 1)
  (000S)
PRINTING - CONTINUED
Donnelley (R.R.) & Sons Co.   136,954 $ 4,468
Harland (John H.) Co.   27,228  684
Moore Corporation Ltd.   88,962  1,570
  14,508
SERVICES - 0.3%
Block (H&R), Inc.   92,581  2,315
Ecolab, Inc.   57,727  1,753
Jostens, Inc.   34,497  643
National Service Industries, Inc.   43,213  1,642
Service Corp. International  209,052  5,893
  12,246
TOTAL SERVICES   31,910
TECHNOLOGY - 11.1%
COMMUNICATIONS EQUIPMENT - 1.3%
Andrew Corp. (a)   52,178  2,322
Cabletron Systems, Inc. (a)   64,431  3,930
Cisco Systems, Inc. (a)   557,882  29,428
DSC Communications Corp. (a)  102,807  3,059
Northern Telecom Ltd.   226,391  11,334
Tellabs, Inc. (a)  78,901  5,000
3Com Corp. (a)  146,600  6,854
  61,927
COMPUTER SERVICES & SOFTWARE - 3.1%
Autodesk, Inc.   41,255  949
Automatic Data Processing, Inc.   258,994  10,781
CUC International, Inc. (a)   212,827  7,316
Ceridian Corp. (a)   59,032  2,516
Computer Associates International, Inc.   323,541  16,986
Computer Sciences Corp. (a)   49,949  3,496
First Data Corp.   198,929  15,516
Microsoft Corp. (a)  529,887  64,911
Novell, Inc. (a)  328,173  3,425
Oracle Systems Corp. (a)  582,277  20,525
Shared Medical Systems Corp.   20,652  1,128
  147,549
COMPUTERS & OFFICE EQUIPMENT - 3.6%
Amdahl Corp. (a)   106,323  1,057
Apple Computer, Inc.   110,353  2,676
Bay Networks, Inc. (a)   164,400  4,521
Compaq Computer Corp. (a)   237,022  13,421
Data General Corp. (a)   34,143  384
Digital Equipment Corp. (a)   136,502  5,272
EMC Corp. (a)  202,300  3,894
Hewlett-Packard Co.   909,766  39,802
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Intergraph Corp. (a)  41,351 $ 377
International Business Machines Corp.   507,162  58,007
Pitney Bowes, Inc.   135,277  6,527
Seagate Technology  93,600  4,493
Silicon Graphics, Inc. (a)  144,970  3,371
Sun Microsystems, Inc. (a)  163,430  8,887
Tandem Computers, Inc. (a)  104,690  1,099
Unisys Corp. (a)  152,853  898
Xerox Corp.   288,644  15,839
  170,525
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)   159,826  3,876
Perkin-Elmer Corp.   38,458  1,995
Tektronix, Inc.   29,995  1,162
  7,033
ELECTRONICS - 2.4%
Advanced Micro Devices, Inc. (a)  116,802  1,489
AMP, Inc.   193,987  7,420
Intel Corp.   732,349  58,451
LSI Logic Corp. (a)  115,000  2,516
Micron Technology, Inc.   184,725  4,202
Motorola, Inc.   527,006  28,129
National Semiconductor Corp. (a)  121,020  2,224
Texas Instruments, Inc.   168,472  7,876
Thomas & Betts Corp.   35,758  1,314
  113,621
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   305,062  22,117
Imation Corp. (a)  37,437  884
Polaroid Corp.   40,439  1,714
  24,715
TOTAL TECHNOLOGY   525,370
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.3%
AMR Corp.   80,604  6,610
Delta Air Lines, Inc.   45,730  3,241
Southwest Airlines Co.   128,281  2,934
USAir Group, Inc. (a)  55,626  994
  13,779
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.   133,342  10,667
CSX Corp.   187,790  9,507
Conrail, Inc.   69,926  4,764
Union Pacific Corp.   183,422  13,367
  38,305

 SHARES VALUE (NOTE 1)
  (000S)
TRUCKING & FREIGHT - 0.1%
Caliber System, Inc.   34,932 $ 607
Consolidated Freightways, Inc.   38,752  891
Federal Express Corp. (a)  50,622  3,790
Yellow Corp. (a)  25,001  334
  5,622
TOTAL TRANSPORTATION   57,706
UTILITIES - 10.3%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  441,772  12,149
ELECTRIC UTILITY - 2.8%
American Electric Power Co., Inc.   166,246  6,899
Baltimore Gas & Electric Co.   131,499  3,419
Carolina Power & Light Co.   137,189  4,784
Central & South West Corp.   184,234  4,859
Consolidated Edison Co. of New York, Inc.  209,469  5,472
DTE Energy Co.   129,356  3,687
Dominion Resources, Inc.  156,731  5,858
Duke Power Co.   182,648  8,539
Edison International  397,082  6,899
Entergy Corp.  203,090  5,153
FPL Group, Inc.   164,977  7,300
GPU, Inc.   107,043  3,372
Houston Industries, Inc.   234,374  5,098
Niagara Mohawk Power Corp.   128,654  1,061
Northern States Power Co.  60,663  2,768
Ohio Edison Co.   136,173  2,860
PECO Energy Co.   198,058  4,654
P P & L Resources, Inc.   141,800  3,191
Pacific Gas & Electric Co.   373,638  8,454
PacifiCorp.   261,201  5,257
Public Service Enterprise Group, Inc.   218,196  5,919
Southern Co.   594,242  13,445
Texas Utilities Co.   201,344  8,255
Unicom Corp.   191,600  4,407
Union Electric Co.   91,148  3,407
  135,017
GAS - 0.8%
Columbia Gas System, Inc. (The)  48,255  2,714
Consolidated Natural Gas Co.   83,218  4,525
Eastern Enterprises Co.   18,060  661
Enron Corp.   224,505  9,008
ENSERCH Corp.   61,025  1,228
NICOR, Inc.   44,953  1,410
Noram Energy Corp.   111,148  1,626
ONEOK, Inc.   24,055  659
Pacific Enterprises  75,476  2,255
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
PanEnergy Corp.   133,809 $ 4,432
Peoples Energy Corp.   31,109  1,058
Sonat, Inc.   76,820  3,390
Williams Companies, Inc.   90,640  4,521
  37,487
TELEPHONE SERVICES - 6.4%
AT&T Corp.   1,425,966  74,863
ALLTEL Corp.   168,788  4,768
Ameritech Corp.  494,099  25,508
Bell Atlantic Corp.   390,107  21,944
BellSouth Corp.   886,542  32,137
GTE Corp.   863,865  34,015
MCI Communications Corp.   607,724  15,269
NYNEX Corp.   383,589  16,542
Pacific Telesis Group  382,050  12,369
SBC Communications, Inc.   544,026  25,365
Sprint Corp.   387,876  15,757
U.S. West, Inc. (a)  419,979  12,389
U.S. West, Inc. (Media Group) (a)  420,379  7,619
WorldCom, Inc. (a)  344,400  7,232
  305,777
TOTAL UTILITIES   490,430
TOTAL COMMON STOCKS
 (Cost $3,257,236)   4,405,929
U.S. TREASURY OBLIGATIONS (B) - 0.3%
  PRINCIPAL
  AMOUNT
  (000S)
U.S. Treasury Bills, yield at date
 of purchase 5.17% to 5.37%,
 10/31/96 (Cost $12,808) $ 12,920  12,814
REPURCHASE AGREEMENTS - 6.9%
 MATURITY
 AMOUNT

Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 328,748  328,556
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,598,600)  $ 4,747,299
FUTURES CONTRACTS
DOLLAR AMOUNTS IN EXPIRATION UNDERLYING FACE UNREALIZED
THOUSANDS DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
659 S&P 500 Stock
Index Contracts  Sept. 96 $ 214,620 $ (3,886)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT
IN SECURITIES - 4.5%
LEGEND
1. Non-income producing
2. Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,814,000. INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,602,711,000. Net unrealized appreciation aggregated $1,144,588,000, of which $1,250,799,000 related to appreciated investment securities and $106,211,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1996 (UNAUDITED)

ASSETS                                                                                                    3.         4.

5.Investment in securities, at value (including repurchase agreements of $328,556)                        6.         $ 4,747,299
(cost $3,598,600) - See accompanying schedule

7.Receivable for fund shares sold                                                                         8.          11,416

9.Dividends receivable                                                                                    10.         10,702

11.Other receivables                                                                                      12.         37

13. 14.TOTAL ASSETS                                                                                       15.         4,769,454

LIABILITIES                                                                                               16.        17.

18.Payable for fund shares redeemed                                                                       $ 70,648   19.

20.Accrued management fee                                                                                  125       21.

22.Payable for daily variation on futures contracts                                                        2,444     23.

24.Other payables and accrued expenses                                                                      2,254     25.

26.Collateral on securities loaned, at value                                                                71,145    27.

28. 29.TOTAL LIABILITIES                                                                                   30.         146,616

31.NET ASSETS                                                                                              32.        $ 4,622,838

33.Net Assets consist of:                                                                                  34.        35.

36.Paid in capital                                                                                         37.        $ 3,446,958

38.Undistributed net investment income                                                                     39.         20,992

40.Accumulated undistributed net realized gain (loss) on investments and foreign currency                  41.         10,075
transactions

42.Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign         43.         1,144,813
currencies

44.NET ASSETS, for 193,202 shares outstanding                                                              45.        $ 4,622,838

46.NET ASSET VALUE, offering price and redemption price per share ($4,622,838 (divided by) 193,202 shares) 47.         $23.93


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                        49.        $ 48,035
48.Dividends

50.Interest (including income on securities loaned of $55)               51.         4,505

52. 53.TOTAL INCOME                                                      54.         52,540

EXPENSES                                                                 55.        56.

57.Management fee                                                        $ 6,223    58.

59.Transfer agent fees                                                    5,361     60.

61.Accounting and security lending fees                                   407       62.

63.Non-interested trustees' compensation                                  8         64.

65.Custodian fees and expenses                                            45        66.

67.Registration fees                                                      211       68.

69.Audit                                                                  31        70.


71.Legal                                                                  17        72.


73.Interest                                                               1         74.

75.Miscellaneous                                                          16        76.

77. Total expenses before reductions                                      12,320    78.

79. Expense reductions                                                    (6,474)    5,846

80.81.NET INVESTMENT INCOME                                              82.         46,694

REALIZED AND UNREALIZED GAIN (LOSS)                                      84.        85.
83.Net realized gain (loss) on:

86. Investment securities                                                 14,254    87.

88. Futures contracts                                                     (476)      13,778

89.Change in net unrealized appreciation (depreciation) on:              90.        91.

92. Investment securities                                                 56,070    93.

94. Futures contracts                                                     (2,036)    54,034

95.96.NET GAIN (LOSS)                                                    97.         67,812

98.99.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    100.       $ 114,506


STATEMENT OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS       YEAR ENDED
                                                                                        ENDED            FEBRUARY 29,
                                                                                        AUGUST 31,1996   1996
                                                                                        (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

101.Operations                                                                          $ 46,694         $ 72,193
Net investment income

102. Net realized gain (loss)                                                            13,778           38,947

103. Change in net unrealized appreciation (depreciation)                                54,034           775,317

104.                                                                                     114,506          886,457
105.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

106.Distributions to shareholders                                                        (40,083)         (65,604)
From net investment income

107. From net realized gain                                                              (14,385)         (16,889)

108. 109.TOTAL DISTRIBUTIONS                                                             (54,468)         (82,493)

110.Share transactions                                                                   1,162,814        1,958,707
Net proceeds from sales of shares

111. Reinvestment of distributions                                                       52,781           79,457

112. Cost of shares redeemed                                                             (765,960)        (963,855)

113.114.                                                                                 449,635          1,074,309
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

115.                                                                                     509,673          1,878,273
116.TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS                                                                              117.             118.

119. Beginning of period                                                                 4,113,165        2,234,892

120.                                                                                    $ 4,622,838      $ 4,113,165
End of period (including undistributed net investment income of $20,992 and $14,381, respectively)

OTHER INFORMATION                                                                       122.             123.
121.Shares

124. Sold                                                                                48,412           92,972

125. Issued in reinvestment of distributions                                             2,210            3,799

126. Redeemed                                                                            (32,016)         (46,224)

127. Net increase (decrease)                                                             18,606           50,547


FINANCIAL HIGHLIGHTS

128.   SIX MONTHS          YEAR ENDED     YEARS ENDED FEBRUARY 28,            FOUR MONTHS    YEARS ENDED OCTOBER 31,
       ENDED AUGUST 31,    FEBRUARY 29,                                       ENDED
       1996                                                                   FEBRUARY 28,

129.   (UNAUDITED)         1996           1995                       1994 D   1993           1992                      1991



130.SELECTED PER-SHARE DATA

131.Net asset value, beginning of      $ 23.56    $ 18.02   $ 17.36   $ 16.73   $ 15.77     $ 14.97   $ 11.61
period

132.Income from Investment
Operations

133. Net investment income              .25        .48       .43       .44       .15         .42       .42

134. Net realized and unrealized        .42        5.63      .77       .88       .94         .97       3.38
 gain (loss)

135. Total from investment              .67        6.11      1.20      1.32      1.09        1.39      3.80
operations

136.

137.Less Distributions

138. From net investment income         (.22)      (.46)     (.43)     (.44)     (.13)       (.43)     (.44)

139. From net realized gain             (.08)      (.11)     (.07)     (.25)     -           (.16)     -

140. In excess of net realized gain     -          -         (.04)     -         -           -         -

141. Total distributions                (.30)      (.57)     (.54)     (.69)     (.13)       (.59)     (.44)

142.Net asset value, end of period     $ 23.93    $ 23.56   $ 18.02   $ 17.36   $ 16.73     $ 15.77   $ 14.97

143.TOTAL RETURN B, C                   2.85%      34.37%    7.17%     8.06%     6.93%       9.59%     33.13%

144.RATIOS AND SUPPLEMENTAL
DATA

145.Net assets, end of                 $ 4,623    $ 4,113   $ 2,235   $ 1,892   $ 1,472     $ 1,455   $ 960
period (in millions)

146.Ratio of expenses to average        .28% A,    .28%      .28% E    .28% E    .28% A,     .28%      .28%
net assets                              E         E                             E           E         E

147.Ratio of expenses to average        .26% A,    .25%      .28%      .28%      .28% A      .28%      .28%
net                                     F         F
assets after expense reductions

148.Ratio of net investment income      2.08% A    2.34%     2.65%     2.59%     2.95% A     2.78%     3.14%
to
average net assets

149.Portfolio turnover rate             2% A       1%        11%       4%        28% A       6%        4%

150.Average commission rate G          $ .0279


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Equity Index Portfolio (the fund) is a fund of Fidelity Institutional Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases of securities, other than short-term securities, aggregated $406,546,000. Sales of securities, other than short-term securities, aggregated $43,177,000.
The market value of futures contracts opened and closed during the period amounted to $724,783,000 and $645,513,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $69,459,000 and $71,145,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $7,192,000. The weighted average interest rate was 5.69%.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28%. For the period, the reimbursement reduced the expenses by $6,015,000.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $451,000, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Jennifer Farrelly, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
State Street Bank & Trust Company
Boston, MA
* INDEPENDENT TRUSTEES